OCEAN PARK HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.8%
	FIXED INCOME - 74.8%
164,478	Invesco Senior Loan ETF	$ 3,356,996
216,699	State Street SPDR Portfolio High Yield Bond ETF	5,053,421
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,515,128)	8,410,417

	TOTAL INVESTMENTS - 74.8% (Cost $8,515,128)	$ 8,410,417
	OTHER ASSETS IN EXCESS OF LIABILITIES - 25.2%	2,826,809
	NET ASSETS - 100.0%	$ 11,237,226

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt